UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT  •  SEPTEMBER 30, 2017

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Small-Mid Cap Fund

Pure Contrarian Fund

Blue Chip Equity Income Fund

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1
Sector Allocations	10
Expense Examples	13
Schedules of Investments	15
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	34
Notes to Financial Statements	42
Approval of Investment Advisory Agreement	52
Additional Information	55
Privacy Notice	56

Hodges Mutual Funds

September 30, 2017

Dear Shareholder:

Returns (Retail Class) as of 9/30/2017:

						Since
	6-Months	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	2.34%	12.29%	6.28%	16.98%	5.40%	10.21%
S&P 500®	7.71%	18.61%	10.81%	14.22%	7.44%	9.79%

Hodges Small Cap Fund (12/18/07)	0.85%	9.85%	2.02%	10.48%	n/a	9.17%
Russell 2000®	8.27%	20.74%	12.18%	13.79%	n/a	8.73%

Hodges Small Intrinsic Value Fund (12/26/13)	7.95%	19.29%	9.96%	n/a	n/a	9.30%
Russell 2000® Value	5.81%	20.55%	12.12%	n/a	n/a	8.18%

Hodges Small-Mid Cap Fund (12/26/13)	1.37%	14.18%	5.41%	n/a	n/a	6.89%
Russell 2500®	6.98%	17.79%	10.60%	n/a	n/a	8.56%

Hodges Pure Contrarian Fund (9/10/09)	-5.83%	-0.93%	-0.47%	7.11%	n/a	7.50%
S&P 500®	7.71%	18.61%	10.81%	14.22%	n/a	13.93%

Hodges Blue Chip Equity Income Fund (9/10/09)	8.19%	21.63%	6.34%	13.18%	n/a	11.27%
Russell 1000®	7.68%	18.54%	10.63%	14.27%	n/a	14.00%

*	Average Annualized

		HDPMX	HDPSX	HDSVX	HDSMX	HDPCX	HDPBX
	Gross Expense Ratio^	1.30%**	1.28%**	1.40%**	1.85%**	2.26%**	1.45%**
	Net Expense Ratio^	1.18%**	1.28%**	1.30%**	1.41%**	1.41%**	1.30%**

^	Ratios are from the Prospectus dated July 29, 2017.
**	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses until at least July 31, 2018.

Please see the Financial Highlights on pages 34-41 for the most recent expense ratios.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The Funds impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Relative returns for the Hodges Funds were mixed over the six months ending September 30, 2017, as the rally in U.S. stocks continued.  Despite constant uncertainty surrounding much of the policy rhetoric coming out of Washington D.C., we have been encouraged with the fundamental outlook and regulatory environment for most domestic businesses.  As the prospects for continued earnings improvement over the next twelve months appear likely for many of the companies in our portfolios, we see value and growth opportunities in many of the cyclical areas of the market such as financials, consumer discretionary, technology, and industrials, whose earnings stand to benefit from a pick-up in growth in the U.S. economy.  By contrast, we see less long-term opportunities in utilities, telecom, and consumer staples which have benefited the most from low interest rates and a flight to “safety” in recent years.

In general, we have been encouraged with the broad improvement in corporate earnings this year, which has been largely driven by revenue growth and operating leverage instead of the cost cutting of recent years.  Although the upward move in the market indexes has recently been driven by a broader group of stocks, we believe this is an ideal time to scrutinize the fundamentals of individual companies in each portfolio.  Although not true for every company, we see further opportunities for earnings improvement as input costs stabilize and consumption improves.  Furthermore, the potential for corporate tax reform could provide an added tailwind for corporate earnings.  While we believe the market has not priced in the benefits of proposed changes in corporate taxes, we do believe such reform would increase capital investment in businesses of all sizes, but would especially benefit

Hodges Mutual Funds

smaller U.S. companies which typically carry the greatest tax burden.  Moreover, we are not attempting to market-time interest rates, currency fluctuations, or commodity prices. As always, we are making a conscious effort to remain objective and open-minded in our buy and sell decisions, while continuously looking for new opportunities around every corner.  Although many areas of the U.S. equity market appear fairly valued, we believe that there are still opportunities to invest in great businesses that are trading at bargain prices in segments of the market that are out of favor or simply misunderstood by Wall Street.

Despite new all-time highs in the market, we view the investing landscape for U.S. equity valuations as still in check with the S&P 500® Index trading at 17.7X forward earnings estimates according to FactSet.  The inverse of this multiple is an earnings yield around 5.65%, compared to the 10-year treasury yield of 2.33% at September 30, 2017.  We believe this risk premium indicates that the potential reward for holding stocks still outweighs the underlying potential downside risk.

The research team at Hodges Capital Management has continued to rigorously gather and analyze firsthand information from a broad scope of publicly traded companies, which has resulted in a few worthwhile observations.  First, most management teams seem optimistic regarding the prospects for demand growth, pricing power, margin improvement and earnings growth compared to a year ago.  Second, corporate balance sheets remained generally in good shape, allowing many companies to reinvest in capital projects, make strategic acquisitions, buy back shares, and historically pay dividends.  While we invest in individual companies, not stock markets, we cannot help but point out that most individual and institutional investors still remain underweight small cap equities following a prolonged period of outflows from actively managed domestic equity funds.  In the past five years, there has also been a meaningful rotation from active to passive investing in U.S. stocks.  In many cases, passive exchange traded funds (ETFs) offer investors the obvious advantages of low fees, tax efficiencies, and intraday liquidity. However, we believe the large scale increase in passive investing has had a structural impact on the capital markets by interrupting the natural price discovery of individual stocks and creating trading inefficiencies in smaller, less known stocks.  While this can be frustrating at times, it is in our opinion that such inefficiencies create opportunities for active managers to take advantages of mispriced stocks.

While the second half of our fiscal year will likely not be without its unique challenges, we remain constructive on the investing landscape over the next several months despite that fact that the market, as measured by the S&P 500® Index, has not seen a correction of more than 5% in over a year. In most cases, we would view two or three corrections of more than 5% as normal within any given year and view such pull backs as a healthy mechanism for keeping stock market valuations in check throughout a typical bull market.  In the midst of such corrections, we have historically found bargains in well-run businesses that may become oversold during periods of volatility.  Although the macro conditions that impact the daily fluctuations in stock prices can seem overwhelming at times, we always fall back to the simple idea that stock prices over the long run are not a function of news headlines or political rhetoric, but instead are determined by future earnings and cash flows of each underlying business.  In conclusion, we see this as a good time for active portfolio managers to carefully select individual stocks that we believe can generate long-term value for shareholders.

Hodges Mutual Funds

Hodges Fund (HDPMX)

The Hodges Fund’s return for the six months ending September 30, 2017, amounted to a gain of 2.34% compared to a gain of 7.71% for the S&P 500® Index.  Negative relative performance in the recent quarter was attributed to the Fund’s over-weighted exposure to energy stocks, as well as several other holding tied to natural resources.  Despite the uncertainty surrounding many economically sensitive areas of the market, we believe several of the Fund’s energy, technology, and consumer discretionary stocks hold the potential for upside over the next twelve to eighteen months.

The Hodges Fund remains focused on investments where we have the highest conviction.  The number of positions held in the Fund at September 30, 2017, was 42.  During the past six months, we took profits in a few stocks that appeared to offer less additional upside potential relative to their downside risk, increased the size of several positions in which we remain convicted, and entered into several new positions.  For example, the Hodges Fund sold its remaining position in Amplify Snack Brands (BETR) and exited its stake in Timken Steel (TMST), while adding to or entering into new positions such as Builders FirstSource (BLDR), which is a leading distributor of building materials, and Integrated Device Technology (IDTI), a small cap producer of analog semiconductors.  The top ten holdings at the end of this period included Texas Pacific Land Trust (TPL), Gogo (GOGO), American Airlines Group (AAL), Southwest Airlines (LUV), Nutanix, Inc. (NTNX), Eagle Materials, Inc. (EXP), Encore Wire Corporation (WIRE), Builders FirstSource, Inc. (BLDR), Ring Energy, Inc. (REI), and Facebook, Inc. (FB), which represented 41.10% of the Fund’s holdings.

Hodges Fund vs S&P 500® Index

As of 9.30.2017

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

During the six months ending September 30, 2017, the Hodges Small Cap Fund experienced a gain of 0.85% versus a gain of 8.27% for the Russell 2000® Index.  While the fundamental philosophy, portfolio managers, and core investment disciplines have not changed since the Fund’s inception, underperformance in the recent six months reflected a lack of exposure to many areas of the market that experienced the greatest momentum. As a result, the Fund has been generally underweight stocks with higher price/earnings multiples within healthcare as and certain areas of technology.  As the strong have seemed to get stronger throughout this year, we have resisted chasing after small cap momentum stocks that appear expensive relative to their underlying fundamentals and instead have focused on areas that we see the best long-term prospects for future earnings and cash flow.

Despite disappointing lagging performance in recent months, we believe the Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names that we expect could contribute to the Fund’s long-term performance.  The Fund has recently taken profits in several stocks that appeared fairly valued, and established several new positions that we view as having an attractive risk/reward profile.  The total number of stocks held in the Fund at September 30, 2017 was 55 compared to 66 at the beginning of this year.  Top ten holdings at quarter-end represented 33.61% of the Fund’s holdings and included Texas Pacific Land Trust (TPL), Eagle Materials (EXP), U.S. Steel (X), Encore Wire Corporation (WIRE), Hilltop Holdings (HTH), Tower Semiconductor (TSEM), Legacy Texas Financial Group (LTXB), RSP Permian (RSPP), KapStone Paper & Packaging (KS), and Air Transport Services Group (ATSG).

It is our belief that the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market.  That being said, we view the current environment as an especially advantageous period for active stock picking within the small cap segment of the market.  Moreover, we expect small cap investing to require a greater degree of individual stock selection and are now focusing on a number of areas within the small cap universe that, in many cases, are underfollowed or ignored by larger institutional investors.  In the current environment, we expect merger activity to pick up as larger companies seek to grow by acquiring smaller businesses that can complement or expand their addressable markets.  In our opinion, small caps may also be in the best position to benefit from corporate tax reform as they tend to have more simplistic capital structures and exposure to the domestic economy.  For the most part, we expect these factors to support valuation multiples for small cap stocks.

Hodges Small Cap Fund vs Russell 2000® Index

As of 9.30.2017

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a gain of 7.95% in the six months ending September 30, 2017, compared to a gain of 5.81% for its benchmark, the Russell 2000® Value Index.  Although the Fund’s performance in the period was ahead of the benchmark, value stocks in general have trailed growth stocks recently on a relative basis. Furthermore we would like to highlight that the outperformance over the past six months saw little benefit from the effects of sector allocation and had all of its outperformance attributed to individual stock selection. The top ten holdings at the end of the period represented 32.53% of the Fund’s holdings and included Triumph Bancorp (TBK), TriState Capital Holdings, Inc. (TSC), Dycom Industries, Inc. (DY), Farmer Bros. Co. (FARM), Veritex Holdings, Inc. (VBTX), Tower Semiconductor Ltd. (TSEM), Emergent BioSolutions, Inc. (EBS), Integrated Device Technology, Inc. (IDTI), KapStone Paper and Packaging (KS), and Select Energy Services, Inc. (WTTR).

Hodges Small Intrinsic Value Fund vs Russell 2000® Value Index

As of 9.30.2017

Hodges Mutual Funds

Hodges Small-Mid Cap Fund (HDSMX)

For the six months ending September 30, 2017, the Hodges Small-Mid Cap Fund experienced a gain of 1.37% compared to a gain of 6.98% for the Russell 2500® Index.  The Fund’s unfavorable relative performance was attributed to weakness in two stocks that declined by more than 30% in the recent quarter that included movie theater chain, AMC Entertainment Holding (AMC), and a frac sand provider tied to oil and gas production, Fairmount Santrol Holdings (FMSA).  The top ten holdings at this period represented 44.01% of the Fund’s holdings and included Conn’s Inc. (CONN), Veritex Holdings (VBTX), Pilgrim’s Pride Corporation (PPC), Select Energy Services, Inc. (WTTR), Norwegian Cruise Line (NCLH), Eagle Materials, Inc. (EXP), Bioverativ, Inc. (BIVV), D.R. Horton, Inc. (DHI), WPX Energy, Inc. (WPX), and Affiliated Managers Group, Inc. (AMG).

Hodges Small-Mid Cap Fund vs Russell 2500® Index

As of 9.30.2017

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX)

Although the Pure Contrarian Fund stood out as our best performing fund in 2016 by generating a return of 70.51%, the Fund underperformed in the recent six month period ending September 30, 2017, experiencing a loss of -5.83% versus a 7.71% gain for the S&P 500® Index.  Lagging relative performance in the most recent quarter was largely attributed to a pullback in some of the airlines and retailers in the portfolio, some of which we continue to view as compelling long-term opportunities.

Although timing a recovery in contrarian stocks can be tricky over short periods of time, we believe this strategy could be rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.  During the past six months, we continued to position the Fund in out-of-favor investment opportunities that we believe offer the best upside potential relative to their underlying risk.  The top 10 stocks in the Fund at September 30, 2017, represented 49.37% of the Fund’s holdings. These stocks included American Eagle Outfitters, Inc. (AEO), Mesabi Trust (MSB), Ring Energy, Inc. (REI), Comstock Resources (CRK), Gogo, Inc. (GOGO), Cleveland-Cliffs, Inc. (CLF), Spirit Airlines, Inc. (SAVE), Gilead Sciences, Inc. (GILD), Dixie Group, Inc. (DXYN), and U.S. Silica Holdings, Inc. (SLCA).

Hodges Pure Contrarian Fund vs S&P 500® Index

As of 9.30.2017

The returns discussed for HDPCX were achieved during a period of generally rising market values.

Hodges Mutual Funds

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund experienced a gain of 8.19% for the six months ending September 30, 2017 compared to a gain of 7.68% for the Russell 1000® Index.  Solid performance relative to the benchmark reflected strength in a couple of the Fund’s larger holdings, Boeing (BA) and AbbVie (ABBV).  Looking ahead, we seek to find plenty of attractive high quality blue-chip stocks that offer upside potential in addition to dividend income as stable corporate profits support the ability of companies to pay out dividends.  The Blue Chip Equity Income Fund’s portfolio remains well diversified in companies that we believe can generate above average income and total returns on a risk adjusted basis.  The top ten holdings at September 30, 2017 represented 46.87% of the Fund’s assets and included Facebook (FB), The Home Depot, Inc. (HD), Boeing Company (BA), Microsoft Corporation (MSFT), Apple (AAPL), Citigroup, Inc. (C), Johnson & Johnson (JNJ), Union Pacific Corporation (UNP), Visa, Inc. (V), and Delta Airlines (DAL).

Hodges Blue Chip Equity Income Fund vs Russell 1000® Index

As of 9.30.2017

Hodges Mutual Funds

In conclusion, we remain encouraged by the long-term investment opportunities surrounding the Hodges Mutual Funds.  By offering six distinct mutual fund strategies that cover most major segments of the domestic equity market, we have the opportunity to serve the diverse needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are rigorously studying companies, meeting with management teams, observing trends, and attempting to navigate today’s volatile financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges		Eric Marshall, CFA
Co-Portfolio Manager		Co-Portfolio Manager

Gary Bradshaw	Chris Terry, CFA	Derek Maupin
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The summary and statutory prospectuses contain this and other important information about the Hodges Funds, and they may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read them carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility.  Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index®, as ranked by market capitalization. The Russell 2500® Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. The Russell 3000® Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.  The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Russell 2000® Value Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Price/earnings: The most common measure of how expensive a stock is.

Earnings Growth is not a measure of the Funds’ future performance.

Forward Earnings Yield: The same earnings per share for the projected 12-month period divided by the current market price per share.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2017 (Unaudited)

(as a percentage of net assets)

Hodges Fund
(HDPMX & HDPIX)

*	Cash equivalents and other assets less liabilities

Hodges Small Cap Fund
(HDPSX & HDSIX)

*	Cash equivalents and other assets less liabilities

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2017 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Small Intrinsic Value Fund
(HDSVX)

*	Cash equivalents and other assets less liabilities

Hodges Small-Mid Cap Fund
(HDSMX)

*	Cash equivalents and other assets less liabilities

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2017 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund
(HDPCX)

*	Cash equivalents and other assets less liabilities

Hodges Blue Chip Equity Income Fund
(HDPBX)

*	Cash equivalents and other assets less liabilities

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2017 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/17-9/30/17).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples below.  The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[1]
HDPMX:
Retail Class Actual	$1,000.00	$1,023.40	$5.99
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.15	$5.97

HDPIX:
Institutional Class Actual	$1,000.00	$1,024.70	$4.72
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.41	$4.71

[1]
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.18% (fee waivers in effect) for the Retail Class shares, and 0.93% (fee waivers in effect) for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2017 (Unaudited) (Continued)

Hodges Small Cap Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[2]
HDPSX:
Retail Class Actual	$1,000.00	$1,008.50	$6.50
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

HDSIX:
Institutional Class Actual	$1,000.00	$1,009.70	$5.24
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.85	$5.27

[2]
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six-month period of 1.29% for the Retail Class shares, and 1.04% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Intrinsic Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[3]
HDSVX:
Actual	$1,000.00	$1,079.50	$6.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

[3]
Expenses are equal to the Hodges Small Intrinsic Value Fund’s expense ratio for the most recent six-month period of 1.29% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small-Mid Cap Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[4]
HDSMX:
Actual	$1,000.00	$1,013.70	$7.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

[4]
Expenses are equal to the Hodges Small-Mid Cap Fund’s expense ratio for the most recent six-month period of 1.40% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[5]
HDPCX:
Actual	$1,000.00	$ 941.70	$6.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

[5]
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six-month period of 1.40% (fee waivers and expenses absorbed in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Blue Chip Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/17	9/30/17	4/1/17 – 9/30/17[6]
HDPBX:
Actual	$1,000.00	$1,081.90	$6.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

[6]
Expenses are equal to the Hodges Blue Chip Equity Income Fund’s expense ratio for the most recent six-month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 95.5%

Air Transportation: 11.5%
260,000	American Airlines Group, Inc.	$12,347,400
636,300	Controladora Vuela Cia De
	Aviacion SAB de CV - ADR*	7,552,881
200,000	Southwest Airlines Co.	11,196,000
		31,096,281
Automotive Retail: 1.3%
100,000	Copart, Inc.*	3,437,000

Basic Materials Manufacturing: 16.6%
550,000	Builders FirstSource, Inc.*	9,894,500
100,000	Eagle Materials, Inc.	10,670,000
225,000	Encore Wire Corp.	10,074,375
250,000	KapStone Paper & Packaging Corp.	5,372,500
350,000	United States Steel Corp.	8,981,000
		44,992,375
Computer & Electronic Products: 7.6%
350,000	Integrated Device Technology, Inc.*	9,303,000
190,000	Micron Technology, Inc.*	7,472,700
100,000	NCR Corp.*	3,752,000
		20,527,700
Construction: 1.5%
100,000	DR Horton, Inc.	3,993,000

Depository Credit Intermediation: 2.4%
200,000	Triumph Bancorp, Inc.*	6,450,000

Food & Beverage Manufacturing: 3.4%
875,000	Amplify Snack Brands, Inc.*	6,203,750
100,000	Blue Buffalo Pet Products, Inc.*	2,835,000
		9,038,750
Internet Services: 8.3%
55,000	Facebook, Inc. - Class A*	9,397,850
1,100,000	Gogo, Inc.*	12,991,000
		22,388,850
Land Ownership & Leasing: 4.9%
33,000	Texas Pacific Land Trust	13,335,300

Leisure: 3.0%
150,000	Norwegian Cruise Line Holdings Ltd.*	8,107,500

Manufacturing: 2.3%
1,560,809	The Dixie Group, Inc.*,1,3	6,243,236

Medical Equipment & Supplies Manufacturing: 1.5%
200,000	Novocure Ltd.*	3,970,000

Mining, Oil & Gas Extraction: 12.6%
853,820	Comstock Resources, Inc.*,1,3	5,191,226
400,000	Freeport-McMoRan, Inc.*	5,616,000
225,000	Matador Resources Co.*	6,108,750
50,000	Pioneer Natural Resources Co.	7,377,000
675,000	Ring Energy, Inc.*	9,780,750
		34,073,726
Recreation: 2.1%
400,000	Callaway Golf Co.	5,772,000

Restaurants & Eating Places: 1.5%
1,527,974	Luby’s, Inc.*,1,3	4,049,131

Retail Trade: 2.5%
1,747,500	J.C. Penney Co., Inc.*	6,657,975

Software Publishers: 7.1%
500,000	Nutanix, Inc. - Class A*	11,195,000
550,000	Snap, Inc.*	7,997,000
		19,192,000
Support Activities for Mining: 5.4%
650,000	Fairmount Santrol Holdings, Inc.*	3,107,000
450,000	Select Energy Services, Inc.*	7,164,000
254,100	Solaris Oilfield Infrastructure, Inc.*,3	4,428,963
		14,699,963
TOTAL COMMON STOCKS
(Cost $249,898,176)		258,024,787

Contracts		Notional
(100 shares per contract)		Amount
CALL OPTIONS PURCHASED: 4.4%*

Air Transportation: 0.0%[2]
4,000	United Continental
	Holdings, Inc.
	Expiration:
	January 2018,
	Exercise
	Price: $80.00	$24,352,000	112,000

Computer & Electronic Products: 0.9%
425	NVIDIA Corp.
	Expiration:
	January 2018,
	Exercise
	Price: $120.00	7,597,725	2,563,813

Couriers and Express Delivery Services: 1.2%
500	FedEx Corp.
	Expiration:
	January 2018,
	Exercise
	Price: $165.00	11,279,000	3,112,500

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited) (Continued)

Contracts		Notional
(100 shares per contract)		Amount	Value
CALL OPTIONS PURCHASED: 4.4%* (Continued)

Leisure: 0.4%
1,000	Norwegian Cruise Line
	Holdings Ltd.
	Expiration:
	January 2018,
	Exercise
	Price: $45.00	$5,405,000	$1,015,000

Restaurants & Eating Places: 1.4%
200	Chipotle Mexican Grill, Inc.
	Expiration:
	April 2018,
	Exercise
	Price: $285.00	6,156,600	920,000
600	McDonald’s Corp.
	Expiration:
	January 2018,
	Exercise
	Price: $110.00	9,400,800	2,776,500
			3,696,500
Retail Trade: 0.5%
2,600	Wal-Mart Stores, Inc.
	Expiration:
	January 2018,
	Exercise
	Price: $75.00	20,316,400	1,261,000
TOTAL CALL OPTIONS PURCHASED
(Cost $11,298,565)			11,760,813

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $261,196,741)			269,785,600
Other Assets in Excess of Liabilities: 0.1%			372,573
TOTAL NET ASSETS: 100.0%			$270,158,173

ADR - American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2017, the total value of the investments considered illiquid was $9,434,307 or 3.5% of total net assets.
[2]	Does not round to 0.01%
[3]	Affiliated company as defined by the Investment Company Act of 1940

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%

Air Transportation: 8.0%
1,196,600	Controladora Vuela Cia de
	Aviacion SAB de CV - ADR*	$14,203,642
391,000	Hawaiian Holdings, Inc.*	14,682,050
925,000	JetBlue Airways Corp.*	17,140,250
400,000	Spirit Airlines, Inc.*	13,364,000
		59,389,942
Automotive Retail: 5.0%
550,000	Cooper Tire & Rubber Co.	20,570,000
225,000	Group 1 Automotive, Inc.	16,303,500
		36,873,500
Basic Materials Manufacturing: 16.6%
825,000	Commercial Metals Co.	15,699,750
270,000	Eagle Materials, Inc.	28,809,000
570,000	Encore Wire Corp.[1]	25,521,750
1,000,000	KapStone Paper & Packaging Corp.	21,490,000
85,000	U.S. Concrete, Inc.*	6,485,500
1,000,000	United States Steel Corp.	25,660,000
		123,666,000
Computer & Electronic Products: 7.2%
270,000	Diodes, Inc.*	8,081,100
220,932	FARO Technologies, Inc.*	8,450,649
460,000	Integrated Device Technology, Inc.*	12,226,800
820,000	Tower Semiconductor Ltd.*	25,215,000
		53,973,549
Construction: 2.1%
525,000	Primoris Services Corp.	15,445,500

Couriers & Express Delivery Services: 2.8%
850,000	Air Transport Services Group, Inc.*	20,689,000

Depository Credit Intermediation: 8.7%
970,000	Hilltop Holdings, Inc.*	25,220,000
263,873	Independent Bank Group, Inc.	15,911,542
600,000	LegacyTexas Financial Group, Inc.	23,952,000
		65,083,542
Financial Investment Activities: 1.7%
765,000	Virtu Financial, Inc.	12,393,000

Food & Beverage Manufacturing: 1.1%
1,187,997	Amplify Snack Brands, Inc.*	8,422,899

Freight Transportation: 2.8%
420,000	Marten Transport Ltd.	8,631,000
340,000	Werner Enterprises, Inc.	12,427,000
		21,058,000
Internet Services: 2.6%
1,650,000	Gogo, Inc.*	19,486,500

Land Ownership & Leasing: 4.3%
79,000	Texas Pacific Land Trust	31,923,900

Leisure: 0.7%
150,000	Cinemark Holdings, Inc.	5,431,500

Machinery: 1.1%
115,000	AGCO Corp.	8,483,550

Medical Equipment & Supplies Manufacturing: 3.8%
385,000	BioTelemetry, Inc.*	12,705,000
1,627,500	Dignitana AB*,1,2	2,337,874
315,000	Merit Medical Systems, Inc.*	13,340,250
		28,383,124
Mining, Oil & Gas Extraction: 5.9%
120,800	Comstock Resources, Inc.*,2	734,464
100,000	Diamondback Energy, Inc.*	9,796,000
625,000	RSP Permian, Inc.*	21,618,750
1,000,000	WPX Energy, Inc.*	11,500,000
		43,649,214
Pharmaceuticals: 1.6%
300,000	Supernus Pharmaceuticals, Inc.*	12,000,000

Real Estate Investment Trusts: 1.9%
245,000	CyrusOne, Inc.	14,437,850

Recreation: 1.4%
185,000	Brunswick Corp.	10,354,450

Restaurants & Eating Places: 2.3%
1,140,000	Luby’s, Inc.*,1,2	3,021,000
285,000	Texas Roadhouse, Inc.*	14,004,900
		17,025,900
Retail Trade: 5.7%
1,175,000	American Eagle Outfitters, Inc.	16,802,500
1,242,000	J.C. Penney Co., Inc.*	4,732,020
200,000	Ollie’s Bargain Outlet Holdings, Inc.*	9,280,000
545,000	Party City Holdco, Inc.*	7,384,750
185,000	Shoe Carnival, Inc.	4,140,300
		42,339,570
Scientific Research & Development Services: 3.5%
80,000	Charles River Laboratories
	International, Inc.*	8,641,600
370,000	Exact Sciences Corp.*	17,434,400
		26,076,000
Securities & Commodity Contracts
Intermediation & Brokerage: 1.2%
160,000	Stifel Financial Corp.	8,553,600

Software Publishers: 3.6%
350,000	Fortinet, Inc.*	12,544,000
650,000	Nutanix, Inc. - Class A*	14,553,500
		27,097,500

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.9% (Continued)

Support Activities for Mining: 2.2%
1,000,000	Fairmount Santrol Holdings, Inc.*	$4,780,000
300,000	Solaris Oilfield Infrastructure, Inc.*,2	5,229,000
200,000	U.S. Silica Holdings, Inc.	6,214,000
		16,223,000
Transportation Equipment: 2.1%
490,000	Trinity Industries, Inc.	15,631,000

TOTAL COMMON STOCKS
(Cost $641,705,271)		744,091,590

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $641,705,271)		744,091,590
Other Assets in Excess of Liabilities: 0.1%		921,921
TOTAL NET ASSETS: 100.0%		$745,013,511

ADR - American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2017, the total value of the investments considered illiquid was $12,661,005 or 1.7% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 94.6%

Air Transportation: 2.4%
225,000	Controladora Vuela Cia De
	Aviacion SAB de CV - ADR*	$2,670,750

Automobile Dealers: 2.1%
33,000	Group 1 Automotive, Inc.	2,391,180

Basic Materials Manufacturing: 13.0%
115,000	Builders FirstSource, Inc.*	2,068,850
140,000	Commercial Metals Co.	2,664,200
24,000	Eagle Materials, Inc.	2,560,800
60,000	Encore Wire Corp.	2,686,500
130,000	KapStone Paper & Packaging Corp.	2,793,700
65,000	TimkenSteel Corp.*	1,072,500
11,000	U.S. Concrete, Inc.*	839,300
		14,685,850
Communications Equipment Manufacturing: 0.7%
95,000	Mitel Networks Corp.*	797,050

Computer & Electronic Products: 6.8%
110,000	Integrated Device Technology, Inc.*	2,923,800
110,000	Tower Semiconductor Ltd.*	3,382,500
90,000	TTM Technologies, Inc.*	1,383,300
		7,689,600
Construction: 6.5%
45,000	Dycom Industries, Inc.*	3,864,600
50,000	LGI Homes, Inc.*	2,428,500
35,000	Primoris Services Corp.	1,029,700
		7,322,800
Depository Credit Intermediation: 9.2%
55,000	Legg Mason, Inc.	2,162,050
145,000	Triumph Bancorp, Inc.*	4,676,250
130,000	Veritex Holdings, Inc.*	3,504,800
		10,343,100
Financial Investment Activities: 3.5%
170,000	TriState Capital Holdings, Inc.*	3,893,000

Food & Beverage Manufacturing: 3.3%
112,500	Farmer Brothers Co.*	3,695,625

Footwear Manufacturing: 1.1%
28,000	Steven Madden Ltd.*	1,212,400

Freight Transportation: 2.2%
85,000	Covenant Transportation
	Group, Inc. - Class A*	2,463,300

General Manufacturing: 2.2%
65,000	Cooper Tire & Rubber Co.	2,431,000

Ground Transportation: 2.1%
390,000	Student Transportation, Inc.	2,332,200

Insurance: 2.1%
200,000	Hallmark Financial Services, Inc.*,1	2,322,000

Land Ownership & Leasing: 2.4%
25,000	Consolidated-Tomoka Land Co.	1,501,750
3,000	Texas Pacific Land Trust	1,212,300
		2,714,050
Medical Equipment & Supplies Manufacturing: 5.6%
20,000	Analogic Corp.	1,675,000
200,000	Nuvectra Corp.*	2,652,000
180,000	SeaSpine Holdings Corp.*	2,019,600
		6,346,600
Mining, Oil & Gas Extraction: 3.5%
65,000	Panhandle Oil and Gas, Inc.	1,547,000
165,000	Ring Energy, Inc.*	2,390,850
		3,937,850
Motor Vehicle Parts Manufacturing: 2.1%
115,000	Blue Bird Corp.*	2,369,000

Non-Depository Credit Intermediation: 4.2%
220,000	EZCORP, Inc.*	2,090,000
40,000	Westwood Holdings Group, Inc.	2,690,800
		4,780,800
Petroleum Products: 0.8%
190,000	Aegean Marine
	Petroleum Network, Inc.	940,500

Pharmaceuticals: 2.9%
80,000	Emergent BioSolutions, Inc.*	3,236,000

Radio & Television Broadcasting: 2.3%
140,000	Vistra Energy Corp.	2,616,600

Real Estate Investment Trusts: 4.5%
80,000	The GEO Group, Inc.	2,152,000
75,000	Owens Realty Mortgage, Inc.	1,365,750
80,000	Tier REIT, Inc.	1,544,000
		5,061,750
Restaurants & Eating Places: 2.0%
155,000	Del Frisco’s Restaurant Group, Inc.*	2,255,250

Retail Trade: 2.0%
50,000	Build-A-Bear Workshop, Inc.*	457,500
400,000	Sportsman’s Warehouse
	Holdings, Inc.*	1,804,000
		2,261,500
Support Activities for Mining: 2.4%
170,000	Select Energy Services, Inc.*	2,706,400

Support Activities for Transportation: 1.4%
125,000	Daseke, Inc.*	1,631,250

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 94.6% (Continued)

Water & Sewage Systems: 1.3%
200,000	Pure Cycle Corp.*	$1,500,000

TOTAL COMMON STOCKS
(Cost $91,726,234)		106,607,405

TOTAL INVESTMENTS IN SECURITIES: 94.6%
(Cost $91,726,234)		106,607,405
Other Assets in Excess of Liabilities: 5.4%		6,101,164
TOTAL NET ASSETS: 100.0%		$112,708,569

ADR - American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2017, the total value of the investment considered illiquid was $850,114 or 0.8% of total net assets.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%

Air Transportation: 2.9%
6,000	Alaska Air Group, Inc.	$457,620

Automotive Retail: 1.8%
8,000	Copart, Inc.*	274,960

Basic Materials Manufacturing: 7.5%
6,000	Eagle Materials, Inc.	640,200
25,000	KapStone Paper & Packaging Corp.	537,250
		1,177,450
Chemical Manufacturing: 2.0%
9,000	CF Industries Holdings, Inc.	316,440

Computer & Electronic Products: 7.3%
25,000	Cypress Semiconductor Corp.	375,500
10,000	NCR Corp.*	375,200
25,000	TTM Technologies, Inc.*	384,250
		1,134,950
Construction: 6.0%
15,000	DR Horton, Inc.	598,950
7,000	LGI Homes, Inc.*	339,990
		938,940
Depository Credit Intermediation: 11.0%
7,000	Comerica, Inc.	533,820
10,250	Southside Bancshares, Inc.	372,690
30,000	Veritex Holdings, Inc.*	808,800
		1,715,310
Food & Beverage Manufacturing: 5.1%
28,000	Pilgrim’s Pride Corp.*	795,480

General Manufacturing: 2.4%
10,000	Cooper Tire & Rubber Co.	374,000

Household Goods: 3.6%
3,000	Whirlpool Corp.	553,320

Leisure: 4.2%
12,000	Norwegian Cruise Line Holdings Ltd.*	648,600

Mining, Oil & Gas Extraction: 9.5%
45,000	Callon Petroleum Co.*	505,800
15,000	Parsley Energy, Inc. - Class A*	395,100
50,000	WPX Energy, Inc. - Class A*	575,000
		1,475,900
Pharmaceuticals: 4.0%
11,000	Bioverativ, Inc.*	627,770

Rail Transportation: 2.8%
4,000	Kansas City Southern	434,720

Retail Trade: 7.5%
3,000	Casey’s General Stores, Inc.	328,350
30,000	Conn’s, Inc.*	844,500
		1,172,850
Securities & Commodity Contracts
Intermediation & Brokerage: 3.7%
3,000	Affiliated Managers Group, Inc.	569,490

Software Publishers: 5.2%
10,000	Fortinet, Inc.*	358,400
20,000	Nutanix, Inc. - Class A*	447,800
		806,200
Support Activities for Mining: 10.9%
60,000	Cleveland-Cliffs, Inc.*	429,000
45,000	Select Energy Services, Inc.*	716,400
18,000	U.S. Silica Holdings, Inc.	559,260
		1,704,660
Transportation & Warehousing: 2.1%
5,000	Kirby Corp.*	329,750

TOTAL COMMON STOCKS
(Cost $13,514,810)		15,508,410

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $13,514,810)		15,508,410
Other Assets in Excess of Liabilities: 0.5%		74,197
TOTAL NET ASSETS: 100.0%		$15,582,607

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.6%

Aerospace & Defense: 0.2%
1,250	Kratos Defense &
	Security Solutions, Inc.*	$16,350

Air Transportation: 10.4%
15,000	Controladora Vuela Cia De
	Aviacion SAB de CV - ADR*	178,050
10,000	Spirit Airlines, Inc.*	334,100
5,000	United Continental Holdings, Inc.*	304,400
		816,550
Basic Materials Manufacturing: 7.2%
12,500	Commercial Metals Co.	237,875
10,000	KapStone Paper & Packaging Corp.	214,900
7,000	TimkenSteel Corp.*	115,500
		568,275
Cement & Concrete Product Manufacturing: 2.9%
25,000	Cemex SAB de CV - ADR*	227,000

Computer & Electronic Products: 1.3%
230,000	Intrusion, Inc.*,1	99,590

Depository Credit Intermediation: 3.5%
5,000	Wells Fargo & Co.	275,750

Internet Services: 5.3%
35,000	Gogo, Inc.*	413,350

Land Ownership & Leasing: 5.6%
19,000	Mesabi Trust	437,000

Manufacturing: 4.1%
80,000	The Dixie Group, Inc.*,2	320,000

Mining, Oil & Gas Extraction: 20.1%
70,000	Comstock Resources, Inc.*,2	425,600
4,000	Helmerich & Payne, Inc.	208,440
2,000	Pioneer Natural Resources Co.	295,080
30,000	Ring Energy, Inc.*	434,700
20,000	Transocean Ltd.*	215,200
		1,579,020
Petroleum Products: 3.8%
60,000	Aegean Marine
	Petroleum Network, Inc.	297,000

Pharmaceuticals: 7.5%
4,000	Gilead Sciences, Inc.	324,080
7,000	Pacira Pharmaceuticals, Inc.*	262,850
		586,930
Restaurants & Eating Places: 3.9%
115,000	Luby’s, Inc.*,2	304,750

Retail Trade: 15.3%
35,000	American Eagle Outfitters, Inc.	500,500
7,500	Coach, Inc.	302,100
70,000	J.C. Penney Co., Inc.*	266,700
2,000	Signet Jewelers Ltd.	133,100
		1,202,400
Support Activities for Mining: 8.5%
50,000	Cleveland-Cliffs, Inc.*	357,500
10,000	U.S. Silica Holdings, Inc.	310,700
		668,200
TOTAL COMMON STOCKS
(Cost $7,359,610)		7,812,165

Contracts	Notional
(100 shares per contract)	Amount
CALL OPTIONS PURCHASED: 0.0%*,3

Restaurants & Eating Places: 0.0%
3 Chipotle Mexican
Grill, Inc.
Expiration:
January 2018,
Exercise
Price: $380.00	$92,349	1,110

TOTAL CALL OPTIONS PURCHASED
(Cost $28,454)		1,110

TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $7,388,064)		7,813,275
Other Assets in Excess of Liabilities: 0.4%		34,726
TOTAL NET ASSETS: 100.0%		$7,848,001

ADR - American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2017, the total value of the investment considered illiquid was $88,687 or 1.1% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940
[3]	Does not round to 0.01%

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%

Aerospace & Defense: 5.4%
4,500	The Boeing Co.	$1,143,945

Air Transportation: 3.4%
15,000	Delta Air Lines, Inc.	723,300

Basic Materials Manufacturing: 2.7%
10,000	International Paper Co.	568,200

Computer & Electronic Products: 9.1%
7,200	Apple, Inc.	1,109,664
10,000	Taiwan Semiconductor
	Manufacturing Co. Ltd. - ADR	375,500
5,000	Texas Instruments, Inc.	448,200
		1,933,364
Depository Credit Intermediation: 8.4%
10,000	Bank of America Corp.	253,400
13,500	Citigroup, Inc.	981,990
10,000	Wells Fargo & Co.	551,500
		1,786,890
Food & Beverage Products: 5.2%
5,000	PepsiCo, Inc.	557,150
10,000	Starbucks Corp.	537,100
		1,094,250
Internet Services: 7.9%
500	Alphabet, Inc. - Class A*	486,860
7,000	Facebook, Inc. - Class A*	1,196,090
		1,682,950
Leisure: 1.5%
5,000	Las Vegas Sands Corp.	320,800

Mining, Oil & Gas Extraction: 7.7%
25,000	EnLink Midstream, LLC	431,250
10,000	Targa Resources Corp.	473,000
6,000	Vulcan Materials Co.	717,600
		1,621,850
Non-Depository Credit Intermediation: 3.6%
7,200	Visa, Inc. - Class A	757,728

Petroleum Products: 5.0%
3,500	Chevron Corp.	411,250
8,000	Exxon Mobil Corp.	655,840
		1,067,090
Pharmaceuticals: 13.5%
5,000	AbbVie, Inc.	444,300
8,000	Eli Lilly & Co.	684,320
5,000	Gilead Sciences, Inc.	405,100
6,750	Johnson & Johnson	877,568
7,000	Merck & Co., Inc.	448,210
		2,859,498
Rail Transportation: 3.8%
7,000	Union Pacific Corp.	811,790

Retail Trade: 11.2%
7,000	The Home Depot, Inc.	1,144,920
7,500	Procter & Gamble Co.	682,350
7,000	Wal-Mart Stores, Inc.	546,980
		2,374,250
Software Publishers: 5.3%
15,000	Microsoft Corp.	1,117,350

Telecommunications: 5.6%
15,000	AT&T, Inc.	587,550
12,000	Verizon Communications, Inc.	593,880
		1,181,430
TOTAL COMMON STOCKS
(Cost $15,762,259)		21,044,685

TOTAL INVESTMENTS IN SECURITIES: 99.3%
(Cost $15,762,259)		21,044,685
Other Assets in Excess of Liabilities: 0.7%		145,047
TOTAL NET ASSETS: 100.0%		$21,189,732

ADR - American Depositary Receipt
*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2017 (Unaudited)

			Hodges Small
		Hodges Small	Intrinsic
	Hodges Fund	Cap Fund	Value Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $226,105,751, $627,447,264, and $91,726,234, respectively)	$249,873,044	$732,769,252	$106,607,405
Investments in securities of affiliated issuers, at value
(Cost $35,090,990, $14,258,007, and $—, respectively)	19,912,556	11,322,338	—
Cash	1,542,869	355,586	6,752,874
Receivables:
Investment securities sold	3,879,802	13,437,627	949,859
Fund shares sold	112,068	1,031,400	58,150
Dividends and interest	52,699	296,275	65,721
Prepaid expenses	31,408	8,306	11,152
Total assets	275,404,446	759,220,784	114,445,161

LIABILITIES
Payables:
Line of credit	—	11,474,000	—
Investment securities purchased	4,443,089	—	1,424,456
Fund shares redeemed	363,085	1,548,281	86,560
Distribution fees	165,955	328,310	102,592
Investment advisory fees, net	147,503	553,371	66,404
Transfer agent fees	76,683	159,475	24,929
Audit fees	12,933	12,937	11,933
Fund accounting fees	10,795	34,694	2,988
Administration fees	7,495	17,441	4,860
Custody fees	6,224	11,399	2,271
Trustee fees	4,983	10,876	3,546
Chief Compliance Officer fees	1,177	1,176	1,174
Other accrued expenses	6,351	55,313	4,879
Total liabilities	5,246,273	14,207,273	1,736,592
NET ASSETS	$270,158,173	$745,013,511	$112,708,569

COMPONENTS OF NET ASSETS
Paid-in capital	$221,271,298	$512,918,230	$97,514,900
Accumulated net investment loss	(1,626,298)	(4,025,640)	(504,616)
Undistributed net realized gain on investments	41,924,314	133,734,602	817,114
Net unrealized appreciation on investments	8,588,859	102,386,319	14,881,171
Net assets	$270,158,173	$745,013,511	$112,708,569

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$256,704,443	$527,141,494	$112,708,569
Shares of beneficial interest issued and outstanding	5,382,314	25,999,140	8,136,525
Net asset value, offering and redemption price per share	$47.69	$20.28	$13.85
Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$13,453,730	$217,872,017
Shares of beneficial interest issued and outstanding	277,457	10,436,128
Net asset value, offering and redemption price per share	$48.49	$20.88

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2017 (Unaudited) (Continued)

	Hodges		Hodges Blue
	Small-Mid	Hodges Pure	Chip Equity
	Cap Fund	Contrarian Fund	Income Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $13,514,810, $6,183,375, and $15,762,259, respectively)	$15,508,410	$6,762,925	$21,044,685
Investments in securities of affiliated issuers, at value
(Cost $—, $1,204,689, and $—, respectively)	—	1,050,350	—
Cash	96,054	47,134	154,737
Receivables:
Investment securities sold	—	312,994	—
Fund shares sold	500	—	19,399
Dividends and interest	9,728	1,705	3,290
Due from advisor, net	—	2,042	—
Prepaid expenses	11,927	18,385	19,764
Total assets	15,626,619	8,195,535	21,241,875

LIABILITIES
Payables:
Fund shares redeemed	—	11,729	3,113
Investment securities purchased	—	302,249	—
Distribution to shareholders	—	—	2,768
Distribution fees	15,276	8,768	14,381
Investment advisory fees, net	3,416	—	7,743
Transfer agent fees	5,506	5,059	4,024
Trustee fees	3,011	2,993	2,439
Chief Compliance Officer fees	1,176	1,174	1,177
Administration fees	502	256	526
Custody fees	786	1,242	853
Fund accounting fees	638	683	609
Audit fees	11,933	11,932	11,932
Other accrued expenses	1,768	1,449	2,578
Total liabilities	44,012	347,534	52,143
NET ASSETS	$15,582,607	$7,848,001	$21,189,732

COMPONENTS OF NET ASSETS
Paid-in capital	$13,192,793	$7,742,582	$14,052,564
Accumulated net investment loss	(95,528)	(13,844)	(9,341)
Undistributed (accumulated) net realized gain (loss) on investments	491,742	(305,948)	1,864,083
Net unrealized appreciation on investments	1,993,600	425,211	5,282,426
Net assets	$15,582,607	$7,848,001	$21,189,732

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$15,582,607	$7,848,001	$21,189,732
Shares of beneficial interest issued and outstanding	1,239,740	615,479	1,289,324
Net asset value, offering and redemption price per share	$12.57	$12.75	$16.43

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2017 (Unaudited)

			Hodges Small
		Hodges Small	Intrinsic
	Hodges Fund	Cap Fund	Value Fund

INVESTMENT INCOME
Dividends from unaffiliated investments (net of $17,208, $—,
and $13,146 foreign withholding tax, respectively)	$66,846	$2,999,540	$256,966
Interest	3,596	7,731	7,747
Total investment income	70,442	3,007,271	264,713

EXPENSES
Investment advisory fees	1,235,947	4,025,513	458,915
Distribution fees - Retail Shares	344,469	779,801	134,975
Transfer agent fees	180,964	488,526	68,526
Administration fees	43,622	118,397	16,197
Fund accounting fees	27,082	82,146	9,079
Registration fees	27,060	29,386	12,924
Interest expense	22,313	29,175	107
Reports to shareholders	20,264	61,194	6,307
Audit fees	12,934	12,936	11,932
Custody fees	12,652	28,825	5,456
Trustee fees	9,336	15,847	6,454
Miscellaneous expenses	7,707	28,672	4,516
Chief Compliance Officer fees	3,510	3,508	3,508
Legal fees	2,958	2,025	2,546
Insurance expense	1,924	3,631	1,925
Total expenses	1,952,742	5,709,582	743,367
Less: fees waived	(256,002)	—	(46,896)
Net expenses	1,696,740	5,709,582	696,471
Net investment loss	(1,626,298)	(2,702,311)	(431,758)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	24,999,685	30,292,771	115,581
Net realized gain (loss) on affiliated investments	(1,898,508)	8,214,045	591,394
Change in net unrealized appreciation/depreciation on unaffiliated investments	(17,966,505)	(39,172,307)	8,197,185
Change in net unrealized appreciation/depreciation on affiliated investments	1,257,799	(4,003,247)	(188,299)
Net realized and unrealized gain (loss)	6,392,471	(4,668,738)	8,715,861
Net increase (decrease) in net assets resulting from operations	$4,766,173	$(7,371,049)	$8,284,103

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2017 (Unaudited) (Continued)

	Hodges		Hodges Blue
	Small-Mid	Hodges Pure	Chip Equity
	Cap Fund	Contrarian Fund	Income Fund

INVESTMENT INCOME
Dividends from unaffiliated investments (net of $—, $—,
and $4,605 foreign withholding tax, respectively)	$65,275	$46,818	$255,190
Interest	388	99	204
Total investment income	65,663	46,917	255,394

EXPENSES
Investment advisory fees	75,704	36,891	73,753
Distribution fees	22,266	10,850	28,367
Transfer agent fees	16,052	13,580	12,915
Audit fees	11,932	11,931	11,932
Trustee fees	5,507	5,442	4,934
Registration fees	5,214	9,283	7,250
Chief Compliance Officer fees	3,510	3,508	3,510
Administration fees	3,372	2,052	3,837
Miscellaneous expenses	3,234	3,265	3,430
Custody fees	2,666	3,051	2,768
Legal fees	2,546	2,543	2,754
Fund accounting fees	2,020	1,442	2,144
Reports to shareholders	1,903	1,688	2,169
Interest expense	1,822	532	594
Insurance expense	1,173	1,359	1,646
Total expenses	158,921	107,417	162,003
Less: fees waived and expenses absorbed	(34,232)	(46,656)	(14,496)
Net expenses	124,689	60,761	147,507
Net investment income (loss)	(59,026)	(13,844)	107,887

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	140,663	(438,548)	1,348,753
Net realized gain (loss) on affiliated investments	56,960	(191,085)	—
Change in net unrealized appreciation/depreciation on unaffiliated investments	(10,025)	6,073	306,944
Change in net unrealized appreciation/depreciation on affiliated investments	(29,465)	(39,403)	—
Net realized and unrealized gain (loss)	158,133	(662,963)	1,655,697
Net increase (decrease) in net assets resulting from operations	$99,107	$(676,807)	$1,763,584

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,626,298)	$(1,729,654)
Net realized gain on unaffiliated investments	24,999,685	37,292,449
Net realized gain (loss) on affiliated investments	(1,898,508)	14,017,687
Change in net unrealized appreciation/depreciation on unaffiliated investments	(17,966,505)	20,958,692
Change in net unrealized appreciation/depreciation on affiliated investments	1,257,799	—
Net increase in net assets resulting from operations	4,766,173	70,539,174

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares - Retail Shares(1)	(108,652,630)	81,300,504
Increase (decrease) in net assets derived from net change
in outstanding shares - Institutional Shares(1)	(12,561,084)	16,333,727
Total increase (decrease) in net assets from capital share transactions	(121,213,714)	97,634,231
Total increase (decrease) in net assets	(116,447,541)	168,173,405

NET ASSETS
Beginning of period/year	386,605,714	218,432,309
End of period/year	$270,158,173	$386,605,714
Accumulated net investment loss	$(1,626,298)	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Retail Shares
Shares sold	191,788	$8,857,999	4,454,474	$196,950,047
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(2,552,152)	(117,510,629)	(2,620,385)	(115,649,543)
Net increase (decrease)	(2,360,364)	$(108,652,630)	1,834,089	$81,300,504

(2)	Net of redemption fees of $7,607 and $38,137, respectively.

Institutional Shares
Shares sold	52,163	$2,386,529	434,482	$20,613,078
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(3)	(319,851)	(14,947,613)	(101,077)	(4,279,351)
Net increase (decrease)	(267,688)	$(12,561,084)	333,405	$16,333,727

(3)	Net of redemption fees of $— and $3,969, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(2,702,311)	$53,530
Net realized gain on unaffiliated investments	30,292,771	102,593,661
Net realized gain on affiliated investments	8,214,045	32,643,541
Change in net unrealized appreciation/depreciation on unaffiliated investments	(39,172,307)	76,589,051
Change in net unrealized appreciation/depreciation on affiliated investments	(4,003,247)	—
Net increase (decrease) in net assets resulting from operations	(7,371,049)	211,879,783

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail Shares	—	(181,356)
Institutional Shares	—	(1,162,485)
From net realized gain
Retail Shares	—	(2,667,444)
Institutional Shares	—	(1,283,177)
Total distributions to shareholders	—	(5,294,462)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change
in outstanding shares - Retail Shares(1)	(226,180,485)	(485,872,286)
Decrease in net assets derived from net change
in outstanding shares - Institutional Shares(1)	(192,507,929)	(75,687,792)
Total decrease in net assets from capital share transactions	(418,688,414)	(561,560,078)
Total decrease in net assets	(426,059,463)	(354,974,757)

NET ASSETS
Beginning of period/year	1,171,072,974	1,526,047,731
End of period/year	$745,013,511	$1,171,072,974
Accumulated net investment loss	$(4,025,640)	$(1,323,329)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Retail Shares
Shares sold	1,314,175	$25,650,340	5,903,879	$112,324,409
Shares issued in reinvestment of distributions	—	—	127,986	2,708,191
Shares redeemed(2)	(12,944,308)	(251,830,825)	(32,156,701)	(600,904,886)
Net decrease	(11,630,133)	$(226,180,485)	(26,124,836)	$(485,872,286)

(2)	Net of redemption fees of $7,637 and $36,230, respectively.

Institutional Shares
Shares sold	1,512,945	$30,160,579	4,503,039	$87,660,890
Shares issued in reinvestment of distributions	—	—	104,136	2,263,912
Shares redeemed(3)	(11,108,201)	(222,668,508)	(8,539,967)	(165,612,594)
Net decrease	(9,595,256)	$(192,507,929)	(3,932,792)	$(75,687,792)

(3)	Net of redemption fees of $5,855 and $8,356, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(431,758)	$(40,298)
Net realized gain on unaffiliated investments	115,581	6,024,172
Net realized gain on affiliated investments	591,394	1,226,229
Change in net unrealized appreciation/depreciation on unaffiliated investments	8,197,185	8,571,877
Change in net unrealized appreciation/depreciation on affiliated investments	(188,299)	—
Net increase in net assets resulting from operations	8,284,103	15,781,980

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares(1)	(5,615,510)	(2,236,724)
Total increase in net assets	2,668,593	13,545,256

NET ASSETS
Beginning of period/year	110,039,976	96,494,720
End of period/year	$112,708,569	$110,039,976
Accumulated net investment loss	$(504,616)	$(72,858)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	648,431	$8,308,197	2,373,840	$28,076,509
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(1,091,250)	(13,923,707)	(2,558,513)	(30,313,233)
Net decrease	(442,819)	$(5,615,510)	(184,673)	$(2,236,724)

(2)	Net of redemption fees of $1,674 and $1,077, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(59,026)	$(80,710)
Net realized gain on unaffiliated investments	140,663	825,390
Net realized gain on affiliated investments	56,960	—
Change in net unrealized appreciation/depreciation on unaffiliated investments	(10,025)	2,755,771
Change in net unrealized appreciation/depreciation on affiliated investments	(29,465)	—
Net increase in net assets resulting from operations	99,107	3,500,451

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	(2,315)
Total distributions to shareholders	—	(2,315)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares(1)	(5,633,856)	(148,361)
Total increase (decrease) in net assets	(5,534,749)	3,349,775

NET ASSETS
Beginning of period/year	21,117,356	17,767,581
End of period/year	$15,582,607	$21,117,356
Accumulated net investment loss	$(95,528)	$(36,502)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	40,608	$492,102	323,422	$4,011,308
Shares issued in reinvestment of distributions	—	—	181	2,297
Shares redeemed(2)	(503,552)	(6,125,958)	(372,396)	(4,161,966)
Net decrease	(462,944)	$(5,633,856)	(48,793)	$(148,361)

(2)	Net of redemption fees of $3 and $382, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(13,844)	$(36,853)
Net realized gain (loss) on unaffiliated investments	(438,548)	1,147,884
Net realized loss on affiliated investments	(191,085)	(412,641)
Change in net unrealized appreciation/depreciation on unaffiliated investments	6,073	1,766,781
Change in net unrealized appreciation/depreciation on affiliated investments	(39,403)	—
Net increase (decrease) in net assets resulting from operations	(676,807)	2,465,171

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares(1)	(3,268,647)	2,728,032
Total increase (decrease) in net assets	(3,945,454)	5,193,203

NET ASSETS
Beginning of period/year	11,793,455	6,600,252
End of period/year	$7,848,001	$11,793,455
Accumulated net investment loss	$(13,844)	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	20,470	$261,343	1,153,378	$15,171,540
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(275,775)	(3,529,990)	(961,879)	(12,443,508)
Net increase (decrease)	(255,305)	$(3,268,647)	191,499	$2,728,032

(2)	Net of redemption fees of $128 and $3,197, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$107,887	$289,527
Net realized gain on unaffiliated investments	1,348,753	1,600,921
Net realized gain on affiliated investments	—	368,783
Change in net unrealized appreciation/depreciation on unaffiliated investments	306,944	859,543
Net increase in net assets resulting from operations	1,763,584	3,118,774

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(120,584)	(291,598)
From net realized gain	—	(878,672)
Total distributions to shareholders	(120,584)	(1,170,270)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares(1)	(4,384,128)	(4,937,892)
Total decrease in net assets	(2,741,128)	(2,989,388)

NET ASSETS
Beginning of period/year	23,930,860	26,920,248
End of period/year	$21,189,732	$23,930,860
Undistributed (accumulated) net investment income (loss)	$(9,341)	$3,356

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	66,955	$1,051,100	101,307	$1,467,286
Shares issued in reinvestment of distributions	7,220	115,244	77,518	1,114,552
Shares redeemed(2)	(351,918)	(5,550,472)	(518,531)	(7,519,730)
Net decrease	(277,743)	$(4,384,128)	(339,706)	$(4,937,892)

(2)	Net of redemption fees of $30 and $20, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL SHARES
	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$46.60		$35.68	$38.98	$37.65	$26.72	$21.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.26)		(0.24)	(0.20)	0.24	(0.14)	0.06
Net realized and unrealized
gain (loss) on investments	1.35		11.15	(2.80)	1.09	11.09	5.02
Total from investment operations	1.09		10.91	(3.00)	1.33	10.95	5.08

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.35)	—	(0.03)	—
Total Distributions	—		—	(0.35)	—	(0.03)	—
Paid-in capital from redemption fees	0.00	**	0.01	0.00 **	0.00 **	0.01	0.00 **
Reimbursement by Advisor	—		—	0.05	—	—	—
Net asset value, end of period/year	$47.69		$46.60	$35.68	$38.98	$37.65	$26.72
Total return	2.34	%^	30.64%	(7.58)%[1]	3.53%	41.04%	23.48%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$256.7		$360.8	$210.8	$331.6	$410.2	$141.9
Portfolio turnover rate	67	%^	145%	79%	89%	105%	60%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.36	%+	1.30%	1.32%	1.31%	1.34%	1.43%
After fees waived and expenses absorbed[2]	1.18	%+	1.30%	1.32%	1.31%	1.34%	1.43%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.31	)%+	(0.56)%	(0.54)%	0.63%	(0.43)%	0.28%
After fees waived and expenses absorbed[2]	(1.13	)%+	(0.56)%	(0.54)%	0.63%	(0.43)%	0.28%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to $0.01
^	Not annualized
+	Annualized
[1]	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.
[2]	Effective April 1, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.18% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL SHARES
	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$47.32		$36.09	$39.55	$38.03	$26.95	$21.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.20)		(0.14)	(0.08)	0.22	(0.06)	0.20
Net realized and unrealized
gain (loss) on investments	1.37		11.36	(2.86)	1.23	11.21	4.94
Total from investment operations	1.17		11.22	(2.94)	1.45	11.15	5.14

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.57)	—	(0.07)	—
Total Distributions	—		—	(0.57)	—	(0.07)	—
Paid-in capital from redemption	—		0.01	0.00 **	0.07	—	—
Reimbursement by Advisor	—		—	0.05	—	—	—
Net asset value, end of period/year	$48.49		$47.32	$36.09	$39.55	$38.03	$26.95
Total return	2.47	%^	31.12%	(7.29)%[1]	4.00%	41.38%	23.57%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$13.5		$25.8	$7.6	$9.6	$6.7	$0.1
Portfolio turnover rate	67	%^	145%	79%	89%	105%	60%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.11	%+	1.00%	1.00%	0.98%	1.01%	1.14%
After fees waived and expenses absorbed[2]	0.93	%+	1.00%	1.00%	0.98%	1.01%	1.14%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.04	)%+	(0.31)%	(0.22)%	0.55%	(0.17)%	0.95%
After fees waived and expenses absorbed[2]	(0.86	)%+	(0.31)%	(0.22)%	0.55%	(0.17)%	0.95%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to $0.01
^	Not annualized
+	Annualized
[1]	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.
[2]	Effective April 1, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.93% of the Institutional Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL SHARES
	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$20.11		$17.27	$20.43	$19.03	$15.16	$12.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.06)		(0.01)	(0.07)	(0.07)	(0.11)	0.02
Net realized and unrealized
gain (loss) on investments	0.23		2.91	(3.03)	1.72	4.50	2.55
Total from investment operations	0.17		2.90	(3.10)	1.65	4.39	2.57

LESS DISTRIBUTIONS:
From net investment income	—		(0.00)**	—	—	—	(0.03)
From net realized gain	—		(0.06)	(0.06)	(0.25)	(0.52)	(0.33)
Total Distributions	—		(0.06)	(0.06)	(0.25)	(0.52)	(0.36)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$20.28		$20.11	$17.27	$20.43	$19.03	$15.16
Total return	0.85	%^	16.81%	(15.18)%	8.78%	29.19%	20.40%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$527.1		$756.8	$1,100.8	$1,625.7	$991.5	$422.9
Portfolio turnover rate	27	%^	44%	49%	37%	58%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped	1.29	%+	1.28%	1.29%	1.31%	1.33%	1.38%
After fees recouped	1.29	%+	1.28%	1.29%	1.31%	1.35%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped	(0.65	)%+	(0.08)%	(0.35)%	(0.38)%	(0.60)%	0.20%
After fees recouped	(0.65	)%+	(0.08)%	(0.35)%	(0.38)%	(0.62)%	0.18%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to $(0.01) or $0.01, as applicable
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL SHARES
	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$20.68		$17.74	$20.93	$19.42	$15.41	$13.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.04)		0.04	(0.00)**	0.00 **	(0.05)	0.05
Net realized and unrealized
gain (loss) on investments	0.24		3.02	(3.13)	1.76	4.58	2.60
Total from investment operations	0.20		3.06	(3.13)	1.76	4.53	2.65

LESS DISTRIBUTIONS:
From investment income	—		(0.06)	—	—	—	(0.03)
From net realized gain	—		(0.06)	(0.06)	(0.25)	(0.52)	(0.33)
Total Distributions	—		(0.12)	(0.06)	(0.25)	(0.52)	(0.36)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$20.88		$20.68	$17.74	$20.93	$19.42	$15.41
Total return	0.97	%^	17.21%	(14.96)%	9.17%	29.62%	20.79%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$217.9		$414.3	$425.2	$446.8	$137.2	$40.0
Portfolio turnover rate	27	%^	44%	49%	37%	58%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped	1.04	%+	0.98%	0.97%	0.99%	1.00%	1.04%
After fees recouped	1.04	%+	0.98%	0.97%	0.99%	1.02%	1.07%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped	(0.42	)%+	0.18%	(0.02)%	0.01%	(0.27)%	0.41%
After fees recouped	(0.42	)%+	0.18%	(0.02)%	0.01%	(0.29)%	0.38%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to ($0.01) or $0.01, as applicable
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months					December 26,
	Ended					2013*
	September 30,		Year Ended March 31,			through
	2017					March 31,
	(Unaudited)		2017	2016	2015	2014
Net asset value, beginning of period/year	$12.83		$11.01	$12.41	$10.38	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)**	(0.05)		(0.00)[1]	(0.02)	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	1.07		1.82	(1.29)	1.95	0.39
Total from investment operations	1.02		1.82	(1.31)	2.04	0.38

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.01)	—	—
From net realized gain	—		—	(0.08)	(0.01)	—
Total Distributions	—		—	(0.09)	(0.01)	—
Paid-in capital from redemption fees	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	—
Net asset value, end of period/year	$13.85		$12.83	$11.01	$12.41	$10.38
Total return	7.95	%^	16.53%	(10.58)%	19.66%	3.80	%^

SUPPLEMENTAL DATA
Net assets, end of period/year (millions)	$112.7		$110.0	$96.5	$29.2	$2.3
Portfolio turnover rate	58	%^	113%	79%	123%	35	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.38	%+	1.39%	1.41%	1.96%	11.40	%+
After fees waived and expenses absorbed	1.29	%+	1.29%	1.29%	1.29%	1.29	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.89	)%+	(0.14)%	(0.32)%	0.13%	(10.40	)%+
After fees waived and expenses absorbed	(0.80	)%+	(0.04)%	(0.20)%	0.80%	(0.29	)%+

*	Fund commenced operations on December 26, 2013
**	Calculated based on the daily average number of shares outstanding
[1]	Does not round to $0.01 or $(0.01), as applicable
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months					December 26,
	Ended					2013*
	September 30,		Year Ended March 31,			through
	2017					March 31,
	(Unaudited)		2017	2016	2015	2014
Net asset value, beginning of period/year	$12.40		$10.14	$11.49	$10.60	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)**	(0.04)		(0.05)	(0.04)	0.09	(0.02)
Net realized and unrealized gain (loss) on investments	0.21		2.31	(1.08)	0.80	0.62
Total from investment operations	0.17		2.26	(1.12)	0.89	0.60

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.04)	—	—
From net realized gain	—		(0.00)[1]	(0.19)	—	—
Total Distributions	(0.00)[1]		(0.00)[1]	(0.23)	—	—
Paid-in capital from redemption fees	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	—
Net asset value, end of period/year	$12.57		$12.40	$10.14	$11.49	$10.60
Total return	1.37	%^	22.18%	(9.80)%	8.49%	6.00	%^

SUPPLEMENTAL DATA
Net assets, end of period/year (millions)	$15.6		$21.1	$17.8	$14.4	$5.3
Portfolio turnover rate	35	%^	115%	91%	81%	6	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.78	%+	1.84%	1.78%	2.24%	5.21	%+
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.04	)%+	(0.88)%	(0.78)%	0.01%	(4.49	)%+
After fees waived and expenses absorbed	(0.66	)%+	(0.44)%	(0.40)%	0.85%	(0.68	)%+

*	Fund commenced operations on December 26, 2013
**	Calculated based on the daily average number of shares outstanding
[1]	Does not round to $0.01 or $(0.01), as applicable
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2017
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$13.54		$9.72	$12.59	$15.53	$13.47	$11.82

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.02)		(0.04)	(0.07)	0.71	0.02	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.77)		3.86	(2.52)	(2.03)	3.80	2.23
Total from investment operations	(0.79)		3.82	(2.59)	(1.32)	3.82	2.21

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.21)	(0.53)	—	(0.00)**
From net realized gain	—		—	(0.07)	(1.09)	(1.76)	(0.56)
Total Distributions	—		—	(0.28)	(1.62)	(1.76)	(0.56)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$12.75		$13.54	$9.72	$12.59	$15.53	$13.47
Total return	(5.83	)%^	39.30%	(20.34)%	(8.86)%	28.71%	19.75%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.8		$11.8	$6.6	$9.1	$12.4	$8.4
Portfolio turnover rate	30	%^	185%	116%	65%	131%	126%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.47	%+	2.25%	2.47%	2.01%	2.06%	2.54%
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.39	)%+	(1.19)%	(1.74)%	4.24%	(0.54)%	(1.29)%
After fees waived and expenses absorbed	(0.32	)%+	(0.34)%	(0.67)%	4.85%	0.12%	(0.15)%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2017
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$15.27		$14.12	$15.56	$15.08	$13.10	$11.80

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.07		0.17	0.02	0.06	0.04	0.09
Net realized and unrealized
gain (loss) on investments	1.18		1.74	(0.34)	1.17	3.61	1.56
Total from investment operations	1.25		1.91	(0.32)	1.23	3.65	1.65

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.18)	(0.01)	(0.03)	(0.02)	(0.12)
From net realized gain	—		(0.58)	(1.11)	(0.72)	(1.65)	(0.23)
Total distributions	(0.09)		(0.76)	(1.12)	(0.75)	(1.67)	(0.35)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$16.43		$15.27	$14.12	$15.56	$15.08	$13.10
Total return	8.19	%^	13.88%	(2.20)%	8.56%	28.57%	14.36%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$21.2		$23.9	$26.9	$14.1	$11.2	$6.6
Portfolio turnover rate	28	%^	59%	51%	84%	71%	46%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.43	%+	1.45%	1.73%	1.65%	2.01%	2.47%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.82	%+	1.03%	(0.32)%	0.02%	(0.43)%	(0.38)%
After fees waived and expenses absorbed	0.95	%+	1.18%	0.11%	0.37%	0.28%	0.79%

*	Calculated based on the daily average number of shares outstanding
**	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Blue Chip Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007. The Hodges Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008.  The Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only. The Hodges Pure Contrarian Fund and Hodges Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution and sub- transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund is long-term capital appreciation. The investment objective of the Hodges Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2017. See the Schedules of Investments for industry breakouts.

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$258,024,787	$—	$—	$258,024,787
Call Options Purchased	—	11,760,813	—	11,760,813
Total Investments in Securities	$258,024,787	$11,760,813	$—	$269,785,600

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$744,091,590	$—	$—	$744,091,590
Total Investments in Securities	$744,091,590	$—	$—	$744,091,590

Hodges Small Intrinsic Value Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$106,607,405	$—	$—	$106,607,405
Total Investments in Securities	$106,607,405	$—	$—	$106,607,405

Hodges Small-Mid Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,508,410	$—	$—	$15,508,410
Total Investments in Securities	$15,508,410	$—	$—	$15,508,410

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,812,165	$—	$—	$7,812,165
Call Options Purchased	—	1,110	—	1,110
Total Investments in Securities	$7,812,165	$1,110	$—	$7,813,275

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

Hodges Blue Chip Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$21,044,685	$—	$—	$21,044,685
Total Investments in Securities	$21,044,865	$—	$—	$21,044,685

The Funds record transfers at the end of each reporting period.  There was a transfer of $99,590 out of Level 2 and into Level 1 in the Hodges Pure Contrarian Fund, due to the receipt of an official closing price from the exchange on which the applicable security is principally traded, for the six months ended September 30, 2017. The remaining Funds did not have transfers into or out of Levels 1, 2, or 3 for the six months ended September 30, 2017.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions. Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet
Values of derivative instruments as of September 30, 2017:

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2017		September 30, 2017
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$11,760,813	None	$—
Total		$11,760,813		$—

Hodges Pure Contrarian Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2017		September 30, 2017
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$1,110	None	$—
Total		$1,110		$—

Statement of Operations
The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2017:

Hodges Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation/Depreciation
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$10,273,255	$(4,983,249)

Hodges Pure Contrarian Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation/Depreciation
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$ —	$ (24,870)

The average absolute value of options held during the six months ended September 30, 2017 was $14,414,438 and $14,833 in the Hodges Fund and Hodges Pure Contrarian Fund, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes  has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.
As of March 31, 2017, the Funds did not defer, on a tax basis, any post-October losses.
As of March 31, 2017, the Funds deferred late year losses of:

Hodges Fund	$—
Hodges Small Cap Fund	1,323,329
Hodges Small Intrinsic Value Fund	72,858
Hodges Small-Mid Cap Fund	36,502
Hodges Pure Contrarian Fund	—
Hodges Blue Chip Equity Income Fund	—

For the fiscal year ended March 31, 2017, the Funds had the following capital loss carryovers available for federal income tax purposes:

Expiring March 31,
	2018	2019	Unlimited	Unlimited
	(Short-Term)	(Short-Term)	(Short-Term)	(Long-Term)	Total
Hodges Fund	$—	$—	$—	$—	$—
Hodges Small Cap Fund	—	—	—	—	—
Hodges Small Intrinsic Value Fund	—	—	—	—	—
Hodges Small-Mid Cap Fund	—	—	—	—	—
Hodges Pure Contrarian Fund	—	—	—	—	—
Hodges Blue Chip Equity Income Fund	243,957	—	—	—	243,957

As of September 30, 2017, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three fiscal years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2017, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis. Distributions to shareholders from net investment income for the Hodges Blue Chip Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

E.
Options Contracts. The Funds may purchase call and put options on securities and indices. As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 30 calendar days after purchase. The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.

I.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. For the six months ended September 30, 2017, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Fund Retail Class*	1.18%
Hodges Fund Institutional Class*	0.93%
Hodges Small Cap Fund Retail Class^	1.40%
Hodges Small Cap Fund Institutional Class^	1.15%
Hodges Small Intrinsic Value Fund	1.29%
Hodges Small-Mid Cap Fund	1.40%
Hodges Pure Contrarian Fund	1.40%
Hodges Blue Chip Equity Income Fund	1.30%

* Effective April 1, 2017
^ Effective July 29, 2017

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser of the expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended September 30, 2017, the amount of fees and expenses waived and reimbursed by the Advisor are disclosed in the Statements of Operations.

At September 30, 2017, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund that may be recouped was $256,002, $344,344, $268,513, $283,962, and $155,785, respectively. The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2018	March 31, 2019	March 31, 2020	September 30, 2020
Hodges Fund	$—	$—	$—	$256,002
Hodges Small Intrinsic Value Fund	103,178	94,617	99,653	46,896
Hodges Small-Mid Cap Fund	84,215	67,938	82,128	34,232
Hodges Pure Contrarian Fund	67,656	77,403	92,247	46,656
Hodges Blue Chip Equity Income Fund	49,011	54,902	37,376	14,496

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended September 30, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank NA (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2017, are disclosed in the Statements of Operations.  For the six months ended September 30, 2017, First Dallas Securities, an affiliate of the Advisor, received $117,502, $193,377, $27,521, $6,037, $4,437, and $9,587, in distribution fees from the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

Each Fund has entered into Sub-Transfer Agent Arrangements (the “Arrangements”), for Sub-Transfer Agent fees paid to third-party intermediaries, with respect to each Fund’s Retail and Institutional Shares. All Arrangements must be approved by the Board of Trustees.  For the six months ended September 30, 2017, Sub-Transfer Agent fees incurred by the Funds, as well as fees paid to USBFS as the Transfer Agent for the Funds, were as follows:

	Sub-Transfer	Transfer
	Agent Fees	Agent Fees
Hodges Fund	$134,886	$46,078
Hodges Small Cap Fund	415,903	72,623
Hodges Small Intrinsic Value Fund	55,390	13,136
Hodges Small-Mid Cap Fund	5,515	10,537
Hodges Pure Contrarian Fund	3,105	10,475
Hodges Blue Chip Equity Income Fund	2,388	10,527

For the six months ended September 30, 2017, First Dallas Securities received $459,613, $771,093, $171,634, $14,846, $13,203, and $6,816 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund for portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale or maturity of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2017, were as follows:

	Purchases	Sales
Hodges Fund	$189,521,250	$296,988,732
Hodges Small Cap Fund	254,947,760	649,713,022
Hodges Small Intrinsic Value Fund	61,679,775	66,894,762
Hodges Small-Mid Cap Fund	6,115,205	11,837,653
Hodges Pure Contrarian Fund	2,654,607	5,826,040
Hodges Blue Chip Equity Income Fund	6,241,977	10,707,171

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2017.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2017, and the year ended March 31, 2017, for each Fund was as follows:

Hodges Small Cap Fund
	September 30, 2017	March 31, 2017
Distributions paid from:
Long-term capital gain*	$—	$3,856,531
Ordinary income	—	1,437,931
Total	$—	$5,294,462

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Small-Mid Cap Fund
	September 30, 2017	March 31, 2017
Distributions paid from:
Long-term capital gain*	$—	$2,315
Ordinary income	—	—
Total	$—	$2,315

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

Hodges Blue Chip Equity Income Fund
	September 30, 2017	March 31, 2017
Distributions paid from:
Long-term capital gain*	$—	$874,854
Ordinary income	120,584	295,416
Total	$120,584	$1,170,270

*  Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Hodges Fund, Hodges Small Intrinsic Value Fund, and Hodges Pure Contrarian Fund did not distribute during the six months ended September, 30, 2017 or the year ended March 31, 2017.

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows(a):

		Hodges Small
	Hodges Fund	Cap Fund
Cost of investments	$355,592,616	$1,023,479,134
Gross tax unrealized appreciation	68,493,313	232,902,765
Gross tax unrealized depreciation	(43,283,967)	(91,360,676)
Net tax unrealized appreciation	25,209,346	141,542,089
Undistributed ordinary income	2,043,329	—
Undistributed long-term capital gain	16,868,027	99,247,570
Total distributable earnings	18,911,356	99,247,570
Other accumulated loss	—	(1,323,329)
Total accumulated gain	$44,120,702	$239,466,330

	Hodges Small Intrinsic	Hodges Small-Mid
	Value Fund	Cap Fund
Cost of investments	$104,492,562	$19,386,169
Gross tax unrealized appreciation	13,036,990	2,962,285
Gross tax unrealized depreciation	(6,327,815)	(1,191,383)
Net tax unrealized appreciation	6,709,175	1,770,902
Undistributed ordinary income	—	—
Undistributed long-term capital gain	273,249	556,307
Total distributable earnings	273,249	556,307
Other accumulated loss	(72,858)	(36,502)
Total accumulated gain	$6,909,566	$2,290,707

	Hodges Pure	Hodges Blue Chip
	Contrarian Fund	Equity Income Fund
Cost of investments	$11,728,369	$19,062,570
Gross tax unrealized appreciation	1,632,768	5,100,110
Gross tax unrealized depreciation	(1,541,248)	(147,857)
Net tax unrealized appreciation	91,520	4,952,253
Undistributed ordinary income	690,706	—
Undistributed long-term capital gain	—	785,872
Total distributable earnings	690,706	785,872
Other accumulated loss	—	(243,957)
Total accumulated gain	$782,226	$5,494,168

  (a)  The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sales.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor. For the six months ended September 30, 2017, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2017, the value of all securities of affiliated companies held in the Hodges Fund amounted to $19,912,556, representing 7.4% of net assets.

	Share					Change in
	Balance at	Value at			Realized	Unrealized	Value at
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2017	2017	sitions	sitions	(Loss)	Depreciation	2017	Income
Comstock Resources, Inc.	853,820	$8,945,900	—	696,855	$(3,685,714)	$627,895	$5,191,226	$—
The Dixie Group, Inc.	1,560,809	6,060,676	—	501,520	(1,201,577)	1,885,657	6,243,236	—
Luby’s, Inc.	1,527,974	4,751,999	—	—	—	(702,868)	4,049,131	—
Solaris Oilfield
Infrastructure Corp.#	254,100	—	3,311,241	202,315	(22,406)	1,342,443	4,428,963	—
Total							$19,912,556
U.S. Concrete, Inc.^	—	7,423,250	—	8,539,111	3,011,189	(1,895,328)	—	—
Total					$(1,898,508)	$1,257,799		$—

#	This security was not considered an affiliate at March 31, 2017, but is considered an affiliate at September 30, 2017.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2017.

Hodges Small Cap Fund

As of September 30, 2017, the value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $11,322,338, representing 1.5% of net assets.

	Share					Change in
	Balance at	Value at			Realized	Unrealized	Value at
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2017	2017	sitions	sitions	(Loss)	Depreciation	2017	Income
Comstock Resources, Inc.	120,800	$2,972,060	—	1,217,308	$(5,278,759)	$4,258,471	$734,464	$—
Dignitana	1,627,500	2,960,527	—	—	—	(622,653)	2,337,874	—
Luby’s, Inc.	1,140,000	3,545,400	—	—	—	(524,400)	3,021,000	—
Solaris Oilfield
Infrastructure Corp.#	300,000	—	3,566,295	—	—	1,662,705	5,229,000	—
Total							$11,322,338
U.S. Concrete, Inc.^	85,000	27,627,400	—	25,857,334	13,492,804	(8,777,370)	$6,485,500	—
Total					$8,214,045	$(4,003,247)		$—

#	This security was not considered an affiliate at March 31, 2017, but is considered an affiliate at September 30, 2017.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2017.

Hodges Small Intrinsic Value Fund

As of September 30, 2017, the Hodges Small Intrinsic Value Fund did not hold any affiliated companies.

	Share					Change in
	Balance at	Value at			Realized	Unrealized	Value at
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2017	2017	sitions	sitions	(Loss)	Depreciation	2017	Income
U.S. Concrete, Inc. ^	11,000	$2,323,800	—	1,887,595	$591,394	$(188,299)	$839,300	$—
Total					$591,394	$(188,299)		$—

^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2017.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2017 (Unaudited) (Continued)

Hodges Small-Mid Cap Fund

As of September 30, 2017, the Hodges Small-Mid Cap Fund did not hold any affiliated companies.

	Share					Change in
	Balance at	Value at			Realized	Unrealized	Value at
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2017	2017	sitions	sitions	(Loss)	Depreciation	2017	Income
U.S. Concrete, Inc. ^	—	$322,750	—	350,245	$56,960	$(29,465)	$—	$—
Total					$56,960	$(29,465)		$—

^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2017.

Hodges Pure Contrarian Fund

As of September 30, 2017, the value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $1,050,350, representing 13.4% of net assets.

	Share					Change in
	Balance at	Value at			Realized	Unrealized	Value at
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
	2017	2017	sitions	sitions	(Loss)	Depreciation	2017	Income
Comstock Resources, Inc.	70,000	$646,100	—	—	$—	$(220,500)	$425,600	$—
The Dixie Group, Inc.	80,000	399,679	—	122,591	(191,085)	233,997	320,000	—
Luby’s, Inc.	115,000	357,650	—	—	—	(52,900)	304,750	—
Total					$(191,085)	$(39,403)	$1,050,350	$—

The Hodges Blue Chip Equity Fund had no transactions with affiliated companies during the six months ended September 30, 2017.

NOTE 7 – CREDIT FACILITY

U.S. Bank NA has made available to the Funds credit facilities pursuant to separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended September 30, 2017, was as follows:

			Hodges Small	Hodges	Hodges Pure	Hodges Blue
		Hodges Small	Intrinsic	Small-Mid	Contrarian	Chip Equity
	Hodges Fund	Cap Fund	Value Fund	Cap Fund	Fund	Income Fund
Maximum available credit	$30,000,000	$40,000,000	$5,000,000	$2,500,000	$1,500,000	$2,000,000
Largest amount outstanding
on an individual day	14,000,000	31,871,000	471,000	1,700,000	700,000	361,000
Average daily loan outstanding	1,081,574	3,759,426	4,869	86,126	24,672	28,787
Credit facility outstanding
as of September 30, 2017	—	11,474,000	—	—	—	—
Average interest rate	4.06%	4.15%	4.25%	4.18%	4.12%	4.10%

Interest expense for the six months ended September 30, 2017 is disclosed in the Statements of Operations.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND
HODGES SMALL INTRINSIC VALUE FUND
HODGES SMALL-MID CAP FUND

At a meeting held on August 22, 2017, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund, the Hodges Pure Contrarian Fund, the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on May 25, 2017, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks, all for periods ended March 31, 2017.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board also noted that the Advisor does not replicate any of the Funds’ investment strategies in other types of accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year and five-year periods, and underperformed its peer group median for the ten-year time period.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-year and five-year periods and underperformed for the three-year and ten-year periods.

For the Hodges Small Cap Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods. The Board also considered the Fund’s underperformance against its broad-based securities market benchmark for the one-year, three-year and five-year periods.  The Board considered that the Fund underperformed the Adviser’s similarly managed separate account for the one-year and five-year periods, and outperformed the Adviser’s other similarly managed separate account for the three-year time period ended March 31, 2017 and noted the Adviser’s reasons for the difference.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Fund outperformed its peer group median for the one-year and five-year periods, and underperformed its peer group median for the three-year period.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund outperformed its peer group median for the one-year period, and underperformed its peer group median for the three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-year period and underperformed for the three-year and five-year periods.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund underperformed its peer group median for the one-year period and outperformed its peer group median for the three-year period.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period and slightly outperformed for the three-year period.

For the Hodges Small-Mid Cap Fund, the Board noted that the Fund outperformed its peer group median for the one-year and three-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-year period and underperformed for the three-year period.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment strategies in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.18% and 0.93% for the Fund’s Retail Class shares and Institutional Class shares, respectively (the “Expense Caps”).  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and higher than its peer group average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% and 1.15% for the Fund’s Retail Class shares and Institutional Class shares, respectively (the “Expense Caps”), but was currently operating below this level.  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were higher than its peer group median and average.  The Trustees noted that the fees charged to the Hodges Small Cap Fund as compared to the fees charged by the Advisor to its other similarly managed account clients were lower.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was lower than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was higher than its peer group median and lower than its peer group average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was lower than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was higher than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.29% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Hodges Small-Mid Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also noted that, with respect to the Hodges Small Cap Fund, the annual expense ratio for all classes is currently operating below the Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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SEMI-ANNUAL REPORT  •  SEPTEMBER 30, 2017

Fund	Retail Class	Institutional Class

Hodges Fund
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232

Hodges Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Hodges Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Hodges Small-Mid Cap Fund
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A

Hodges Pure Contrarian Fund
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK NA
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
East Wisconsin Avenue, 6th Floor, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700, New York, New York 10103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1) Gross income from securities lending activities;

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    November 28, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    November 28, 2017

* Print the name and title of each signing officer under his or her signature.